May 31, 1998



INVESCO Money
Market Funds

Cash Reserves Fund
U.S. Government Money Fund
Tax-Free Money Fund


You should know what INVESCO knows.(TM)

INVESCO FUNDS

Market Overview                                                        June 1998

     The market's strength continues to surprise even the most bullish pundits. Since the economic recession in 1990, equity prices in the U.S. have advanced with limited interruptions. From a historical perspective, this is the greatest bull market of all time. Exemplifying the underlying strength of this market, the Dow Jones Industrial Average (an unmanaged index composed of 30 domestic large-capitalization stocks) reached these historic milestones on the following dates:

     o 1000 on November 14, 1972
     o 2000 on January 8, 1987
     o 3000 on April 17, 1991
     o 4000 on February 23, 1995
     o 5000 on November 21, 1995
     o 6000 on October 14, 1996
     o 7000 on February 13, 1997
     o 8000 on July 16, 1997
     o 9000 on April 6, 1998

     Notice that it took the Dow approximately 15 years to double from 1000 to 2000, eight years to double from 2000 to 4000, and a little over two years to double from 4000 to 8000. The phenomenal bull market of the 1990s has created more financial wealth than at any other time in history. Nonetheless, equity markets do go up and down, and it is highly unusual for stocks to consistently produce returns of 20% to 30% annually. Instead, history has shown that stock indexes average between 10% to 12% over longer time periods, and investors may need to adjust their expectations accordingly.
     Equity markets produced astonishingly strong returns in the last six months, although day-to-day volatility was extreme. Since the Asian financial crisis led to a correction in the fall of 1997, many domestic indexes have advanced by more than 20%. Although the crisis increased negative sentiment about the future direction of the economy and the market, it has done little to affect either so far. Domestic economic growth continues to exceed its historical average of 2% to 3%, yet we see no signs of inflation on the horizon -- an oxymoron in economic textbooks. (Historically, strong economic growth increases the demand for labor, which leads to increased wages and eventually inflation.) In fact, both consumer and producer prices remain stable and in many cases are declining.

     Understandably, consumer confidence is at its highest level in more than 27 years. Real wages are increasing and intense global competition is decreasing retail prices for many consumer goods. Plus, the chronic budget deficit, which has plagued the government for the last 18 years, might become a surplus in 1998 -- thus improving the chances for a tax cut for many Americans.
    At present, the economy is in what some call a "sweet spot," as benign inflation, strong economic growth, and low unemployment have increased consumers' confidence and willingness to spend money. The key to maintaining this environment will be continued gains in worker productivity and low interest rates. A decrease in productivity may lead to a slowdown in corporate earnings, which has been one of the underlying fundamentals of the bull market. In addition, a significant increase in interest rates could slow the rate of growth in the economy, and most likely reduce the price-to-earnings multiple that investors are willing to pay for equity securities. Meanwhile, the technical underpinnings needed to support a buoyant equity market, namely a strong and healthy economy, remain intact.
                         ------------------------------

     INVESCO's money market funds are actively managed to pursue high current income along with safety of principal. The funds seek to maintain a constant price per share of $1.00, although this cannot be guaranteed. Shares of the funds arenot issued or guaranteed by the U.S. government. If you are interested in obtaining current yield information, please call 1-800-525-8085.

Fund Management
     Since 1993, U.S. Government Money Fund and Cash Reserves Fund have been managed by INVESCO Vice President Richard R. Hinderlie. He began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management. Dick received his MBA from Arizona State University and BA in economics from Pacific Lutheran University. He is also manager of INVESCO U.S. Government Securities Fund and co-manager of INVESCO Short-Term Bond Fund.
     INVESCO Vice President Ingeborg S. Cosby has managed Tax-Free Money Fund since 1992. She launched her investment career in 1982 as a portfolio manager assistant with First Affiliated Securities. Inge joined INVESCO's fixed-income management group in 1985.


INVESCO Money Market Funds, Inc.
Statement of Investment Securities
May 31, 1998
---------------------------------------------------------------------------------------------
                                                Effective
                                                 Interest        Principal
Description                                         Rate%         Amount             Value
---------------------------------------------------------------------------------------------
CASH RESERVES Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency Obligations 5.24%
Student Loan Marketing Association
   1/13/1999                                         5.34      $ 25,000,000      $ 25,000,000
   2/8/1999                                          5.34        12,750,000        12,750,000
                                                                                -------------
TOTAL US GOVERNMENT AGENCY OBLIGATIONS
   (Cost $37,750,000)                                                              37,750,000
                                                                                -------------
Commercial Paper 94.76%
AUTO PARTS 1.38%
PACCAR Financial, 6/15/1998                          5.61        10,000,000         9,978,516
                                                                                -------------
AUTOMOBILES 12.35%
Chrysler Financial, 6/1/1998                         5.65        25,000,000        25,000,000
Ford Motor Credit
   7/7/1998                                          5.56         6,000,000         6,000,000
   7/8/1998                                          5.56        11,000,000        11,000,000
   7/9/1998                                          5.56        11,000,000        11,000,000
General Motors Acceptance
   6/3/1998                                          5.53        21,000,000        21,000,000
   6/11/1998                                         5.54        15,000,000        15,000,000
                                                                                -------------
                                                                                   89,000,000
                                                                                -------------
BANKS 4.84%
Norwest Corp
   6/16/1998                                         5.61        15,000,000        14,965,489
   6/18/1998                                         5.61        10,000,000         9,973,925
   6/19/1998                                         5.61        10,000,000         9,972,391
                                                                                -------------
                                                                                   34,911,805
                                                                                -------------
CONSUMER FINANCE 9.05%
American Express Credit, 6/29/1998                   5.54        30,000,000        30,000,000
Beneficial Corp
   6/17/1998                                         5.56        15,000,000        15,000,000
   6/25/1998                                         5.57        20,200,000        20,200,000
                                                                                -------------
                                                                                   65,200,000
                                                                                -------------
ELECTRIC UTILITIES 3.47%
National Rural Utilities Cooperative
   Finance, 6/1/1998                                 5.61        25,000,000        25,000,000
                                                                                -------------

ELECTRICAL EQUIPMENT 4.16%

General Electric
   6/1/1998                                          5.55         5,000,000         5,000,000
   6/26/1998                                         5.57        25,000,000        25,000,000
                                                                                -------------
                                                                                   30,000,000
                                                                                -------------
FINANCIAL 11.23%
General Electric Capital, 6/30/1998                  5.58        15,000,000        15,000,000
Heller Financial
   6/24/1998                                         5.69        11,500,000        11,500,000
   6/29/1998                                         5.73        17,500,000        17,500,000
Transamerica Finance
   6/2/1998                                          5.62        12,000,000        11,998,153
   6/12/1998                                         5.63        25,000,000        24,957,646
                                                                                -------------
                                                                                   80,955,799
                                                                                -------------
INSURANCE 14.76%
American General
   6/22/1998                                         5.55      $ 12,500,000      $ 12,500,000
   6/23/1998                                         5.55        25,000,000        25,000,000
CIGNA Corp
   6/4/1998                                          5.52        11,000,000        11,000,000
   6/5/1998                                          5.52        11,000,000        11,000,000
   6/30/1998                                         5.53        13,000,000        13,000,000
Prudential Funding
   6/15/1998                                         5.55         5,000,000         5,000,000
   6/30/1998                                         5.66        16,000,000        15,928,422
   6/30/1998                                         5.57        10,000,000        10,000,000
SAFECO Credit, 6/8/1998                              5.66         3,000,000         2,996,748
                                                                                -------------
                                                                                  106,425,170
                                                                                -------------
INVESTMENT BANK/BROKER FIRM 15.07%
Bear Stearns
   6/15/1998                                         5.67        15,000,000        14,967,466
   7/6/1998                                          5.64        20,000,000        19,892,373
Merrill Lynch & Co
   6/22/1998                                         5.64        10,000,000         9,967,672
   6/24/1998                                         5.63        25,000,000        24,911,698
Morgan Stanley Dean Witter Discover & Co
   6/15/1998                                         5.62        25,000,000        24,946,185
   7/7/1998                                          5.64        14,000,000        13,922,520
                                                                                -------------
                                                                                  108,607,914
                                                                                -------------
MACHINERY 8.74%
Deere & Co
   7/8/1998                                          5.56         9,000,000         9,000,000
   7/10/1998                                         5.56        15,000,000        15,000,000

Deere (John) Capital
   6/9/1998                                          5.53        15,000,000        15,000,000
   6/10/1998                                         5.53        15,000,000        15,000,000
   7/9/1998                                          5.56         9,000,000         9,000,000
                                                                                -------------
                                                                                   63,000,000
                                                                                -------------
RETAIL 4.51%
Penney (J C) Funding, 6/8/1998                       5.61        15,000,000        14,983,894
Sears Roebuck Acceptance
   6/15/1998                                         5.55        10,000,000        10,000,000
   6/22/1998                                         5.58         7,500,000         7,500,000
                                                                                -------------
                                                                                   32,483,894
                                                                                -------------
SERVICES 5.20%
Hertz Corp
   6/1/1998                                          5.57        11,500,000        11,500,000
   7/2/1998                                          5.58         6,000,000         6,000,000
   8/17/1998                                         5.61        20,000,000        20,000,000
                                                                                -------------
                                                                                   37,500,000
                                                                                -------------
TOTAL COMMERCIAL PAPER
   (Cost $683,063,098)                                                            683,063,098
                                                                                -------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $720,813,098#)                                                         $ 720,813,098
                                                                                =============

TAX-FREE MONEY Fund
SHORT-TERM  MUNICIPAL  INVESTMENTS  100.00%
ALABAMA 1.37%
Alabama Indl Dev Auth, FR, Spl Tax,
   Series 1998, 2/1/1999                             3.60        $  375,000     $     375,962
Univ of Alabama Brd of Trustees,
   FR, Gen Fee Rev, Univ of Alabama,
   Series 1997, 6/1/1998                             3.85           370,000           370,000
                                                                                -------------
                                                                                      745,962
                                                                                -------------
ALASKA 1.03%
North Slope Borough, Alaska, FR,
   Gen Oblig, Series 1992A, 6/30/1998                3.60           560,000           560,529
                                                                                -------------
ARIZONA 1.25%
Arizona Hlth Facils Auth (Arizona
   Vol Hosp Fedn), AR, Mode Bonds,
   1985 Series A, 10/1/2015~+                        3.85           480,000           480,000
Arizona Transn Brd (Maricopa Cnty
   Regl Area Road), FR, Transn
   Excise Tax Rev,
   1992 Series A, 7/1/1998                           3.90           100,000           100,076
Tuscon, Arizona, FR, Gen Oblig
   Current Int Ref, Series 1993,
   7/1/1998                                          3.90           100,000           100,330
                                                                                -------------
                                                                                      680,406
                                                                                -------------



ARKANSAS 0.92%
Crosset, Arkansas (Gerogia-Pac Corp
   Proj), A/FR, PCR Ref,
   Series 1991, 10/1/1998                            3.90           500,000           500,000
                                                                                -------------
CALIFORNIA 5.15%
Contra Costa Wtr Auth, California
   (Contra Costa Cnty), FR, Wtr
   Treatment Rev
   Ref, 1993 Series A, 10/1/1998                     3.65           250,000           250,513
Los Angeles Regl Airports Impt,
   California (Los Angeles Intl Airport),
   DATES,
   Facils Sublease Rev, Issue 1985,
   12/1/2025~                                        4.00         2,200,000         2,200,000
Northern California Pwr Agency
   (Geothermal Proj #3), FR, Rev, 1996
   Ref, Series B, 7/1/1998                           3.50           350,000           350,415
                                                                                -------------
                                                                                    2,800,928
                                                                                -------------
COLORADO 0.55%
Adams Cnty School Dist #12, Colorado
   (Adams Twelve Five Star Schools), FR,
   Conv Gen Oblig Ref, Series 1995D,
   12/15/1998                                        3.68           300,000           300,821
                                                                                -------------
DELAWARE 3.67%
Delaware Econ Dev Auth (Delaware
   Clean Pwr Proj), AR, IDR,
   Series 1997C, 8/1/2029~                           3.90         2,000,000         2,000,000
                                                                                -------------
FLORIDA 3.91%
Florida State Brd Ed, FR, Pub Ed
   Cap Outlay Ref, Series 1987-B1,
   6/1/2019 ~                                        3.80           215,000           219,300
Pasco Cnty School Brd, Florida, VR,
   Ctfs of Participation, Series 1996,
   8/1/2026~                                         3.85         1,000,000         1,000,000
St Lucie Cnty, Florida (Savannah Hosp
   Proj), FRD, IDR, Series 1985,
   11/1/2015~                                        3.95           910,000           910,000
                                                                                -------------
                                                                                    2,129,300
                                                                                -------------
GEORGIA 8.53%
Atlanta, Georgia, FR, Airport Facils
   Rev Ref, Series 1996, 1/1/1999                    3.80           200,000           201,650
Burke Cnty Dev Auth, Georgia
   (Oglethorpe Pwr Vogtle Proj),
   AR, Adj Tender PCR, Series 1993A,
   1/1/2016~                                         3.90           850,000           850,000


DeKalb Cnty Hosp Auth, Georgia
   (DeKalb Med Ctr Proj), AR, RAC,
   Series 1993B, 9/1/2009~+                          3.90         1,145,000         1,145,000
DeKalb Private Hosp Auth, Georgia
   (Egleston Children's Hosp at Emory
   Univ Proj), VRD, RAC, Series 1994B,
   12/1/2017~                                        3.90           500,000           500,000
Macon-Bibb Cnty Hosp Auth, Georgia
   (Med Ctr of Cent Georgia), AR, RAC,
   Series 1994, 4/1/2007~+                           3.90         1,445,000         1,445,000
Savannah Econ Dev Auth, Georgia
   (Home Depot Proj), AR, Exmp Facil Rev,
   Series 1995B, 8/1/2025~                           3.95           500,000           500,000
                                                                                -------------
                                                                                    4,641,650
                                                                                -------------
ILLINOIS 5.20%
Chicago, Illinois, AR, Gen Oblig
   Tender Notes, Series 1997, 1/31/1999              3.56           500,000           500,000
Hoffman Estates, Cook & Kane Cntys,
   Illinois (Hoffman Estates Econ
   Dev Proj Area), FR, Tax Increment Rev,
   Series 1990, 11/15/1998                           3.60           250,000           253,797
Illinois Dev Fin Auth (6 West Hubbard
   Street Proj), F/FR, IDR, Series 1986,
   12/1/2016~                                        4.05           875,000           875,000
Illinois Dev Fin Auth (Kindlon Partners
   Proj), VR, Indl Proj Rev, Series 1991,
   5/1/2006~                                         3.95           700,000           700,000
Illinois Hlth Facils Auth (Sherman
   Hlth Systems), FR, Rev, Series 1997,
   8/1/1998                                          3.90           250,000           250,000
Oak Lawn Park Dist, Cook Cnty,
   Illinois (Alternate Rev Source), FR,
   Gen Oblig Ref Park, Series 1997,
   12/1/1998                                         3.70           250,000           250,294
                                                                                -------------
                                                                                    2,829,091
                                                                                -------------
INDIANA 5.51%
Daviess Cnty, Indiana (Perdue Farms/
   Shenandoah Valley Farms Facil),
   V/FRD, Econ Dev Rev, 1987 Issue,
   9/1/2007~                                         3.75         1,500,000         1,500,000
Indiana Muni Pwr Agency, VRD, Pwr
   Supply System Ref Rev, 1998 Series A,
   1/1/2018~                                         3.95         1,000,000         1,000,000
Newton Cnty, Indiana (Intec Group Proj),
   A/FR, Econ Dev Rev, Series 1994,
   9/1/2010~                                         3.95           500,000           500,000
                                                                                -------------
                                                                                    3,000,000
                                                                                -------------
IOWA 3.49%
Iowa Fin Auth (Burlington Med Ctr),
   AR, Adj Demand Rev, Series 1997,
   6/1/2027~                                         3.90         1,900,000         1,900,000
                                                                                -------------

KANSAS 1.84%
Fairway, Kansas (Nichols (J C) Co
   Proj), FRD, Indl Rev, Series 1984,
   11/1/2014~                                        4.15           500,000           500,000
Spring Hill, Kansas (Abrasive Engr &
   Mfg Proj), VR, Indl Rev, Series 1996,
   9/1/2016~                                         3.95           500,000           500,000
                                                                                -------------
                                                                                    1,000,000
                                                                                -------------
LOUISIANA 3.19%
Louisiana, FR, Gen Oblig Ref,
   Series 1987-A, 8/1/1998                           3.80           170,000           170,792
   Series 1993-A, 8/1/1998                           3.95           100,000           100,102
   Series 1993-B, 8/1/1998                           3.95           200,000           200,195
Louisana Pub Facils Auth (Touro
   Infirmary Proj), FR, Hosp Rev & Ref,
   Series 1988A, 6/1/2009~                           3.80           175,000           178,500
Louisiana Recovery Dist, Sales Tax
   Ref, FR, Series 1992, 7/1/1998                    3.85           350,000           350,511
Louisiana Recovery Dist, Sales Tax
   Rev, VR, Series 1988, 7/1/1998                    3.82           735,000           735,221
                                                                                -------------
                                                                                    1,735,321
                                                                                -------------
MASSACHUSETTS 0.52%
Boston, Massachusetts, FR, Gen Oblig,
   1990 Series A, 2/1/1999                           3.65           180,000           183,806
Massachusetts Hlth & Edl Facils Auth
   (Cap Asset Prog), FR, Rev,
   Series G-2, 7/1/1998                              4.00           100,000           100,223
                                                                                -------------
                                                                                      284,029
                                                                                -------------
MICHIGAN 1.84%
Kent Hosp Fin Auth, Michigan
   (Butterworth Hosp), ACES, Hosp Rev,
   Series 1991A, 1/15/2020~                          3.95         1,000,000         1,000,000
                                                                                -------------
MISSOURI 3.22%
Columbia, Missouri, VR, Spl Oblig
   Insured Reserve, Series 1988A,
   6/1/2008~                                         3.95         1,750,000         1,750,000
                                                                                -------------
NEBRASKA 0.84%
Hamilton Cnty, Nebraska (Iams Co Proj),
   VR, IDR Ref, Series 1990, 7/1/2005~               3.95           455,000           455,000
                                                                                -------------
NEVADA 0.92%
Clark Cnty, Nevada, AR, Airport System
   Ref Rev, Series 1993A, 7/1/2012~+                 3.90           500,000           500,000
                                                                                -------------
NEW JERSEY 5.11%
New Jersey Econ Dev Auth (Glenyte
   Camden Cnty Proj), AR, IDR Ref,
   Series 1990, 12/19/2009~                          3.90         2,300,000         2,300,000
New Jersey Hwy Auth (Garden State Pkwy),
   FR, Sr Pkwy Rev, 1989 Series,
   1/1/2009~                                         3.60           200,000           208,085
   1/1/2016~                                         3.60           260,000           270,511
                                                                                -------------
                                                                                    2,778,596
                                                                                -------------

NEW MEXICO 1.84%
Gallup-McKinley Cnty School Dist #1,
   New Mexico, FR, Gen Oblig School
   Bldg, Series August 1, 1997, 8/1/1998             3.90           500,000           501,674
New Mexico State Hwy Commn, AR, Sub
   Tax Lien Hwy Rev, Series 1996,
   6/15/2011~                                        3.85           500,000           500,000
                                                                                -------------
                                                                                    1,001,674
                                                                                -------------
NEW YORK 3.67%
Monroe Cnty Indl Dev Agency, New York
   (Ron Ink Proj), VR, IDR,
   Series 1996, 7/1/2013~                            4.15         1,600,000         1,600,000
New York, New York, AR, Gen Oblig,
   Fiscal 1994 Series A,
   Subseries A-8, 8/1/2017~                          4.00           400,000           400,000
                                                                                -------------
                                                                                    2,000,000
                                                                                -------------
NORTH CAROLINA 5.88%
North Carolina Edl Facils Fin Agency
   (Bowman Gray School of Medicine Proj),
   VR, Rev, Series 1990, 9/1/2020~                   3.90           500,000           500,000
North Carolina Med Care Commn
   (Wayne Mem Hosp Proj), ACES, Hosp
   Rev, Series 1991B, 10/1/2013~                     4.00         2,700,000         2,700,000
                                                                                -------------
                                                                                    3,200,000
                                                                                -------------
OHIO 0.48%
Cleveland City School Dist Brd Ed,
   Ohio (Gen Oblig Unltd Tax), FR,
   School Impt, Series 1989, 12/1/2008~              3.75           250,000           259,325
                                                                                -------------
OKLAHOMA 0.57%
Central Oklahoma Transn & Parking Auth,
   (Oklahoma City), FR, Parking Sys Rev
   & Ref, Series 1996, 7/1/1998                      3.65           310,000           310,099
                                                                                -------------
PENNSYLVANIA 5.33%
Delaware Valley Regl Fin Auth,
   Pennsylvania (Bucks, Chester, Delaware
   & Montgomery Cntys), AR, Loc Govt Rev,
   Series 1985A, 12/1/2020~                          3.90         1,200,000         1,200,000
   Series 1985D, 12/1/2020~                          3.90           700,000           700,000
Emmaus Gen Auth, Pennsylvania
   (Pennsylvania VR Ln Prog), VRD,
   Series 1996, 12/1/2028~                           3.80         1,000,000         1,000,000
                                                                                -------------
                                                                                    2,900,000
                                                                                -------------
SOUTH CAROLINA 1.10%
Anderson Cnty, South Carolina (Belton
   Inds Proj), AR, Indl Rev,
   Series 1991A, 7/1/2004~                           4.05           600,000           600,000
                                                                                -------------

TENNESSEE 2.26%
Decatur Cnty, Tennessee, FR, School,
   Series 1998, 6/1/1999~^                           3.80           330,000           331,521
Greeneville Hlth & Edl Facils Brd,
   Tenessee (Laughlin Mem Hosp Proj),
   VRD, Rev, Series 1992, 10/1/2014~                 3.90           900,000           900,000
                                                                                -------------
                                                                                    1,231,521
                                                                                -------------
TEXAS 17.14%
Aransas Pass, Texas (San Patricio,
   Aransas & Nueces Cntys), FR, Gen
   Oblig Ref, Series 1998, 2/1/1999                  3.90           190,000           190,000
Bridgestone Muni Util Dist, Texas
   (Harris Cnty), FR, Wtrwks & Swr
   System Combination Unltd Tax & Rev Ref,
   Series 1998, 11/1/1998                            3.70           815,000           815,000
Colorado River Muni Wtr Dist, Texas
   (Wtr Transmission Facils Proj), FR,
   Wtr System Rev, Series 1991-A,
   1/1/1999                                          3.78           760,000           780,457
Corpus Christi Jr College Dist, Texas
   (Del Mar College, Nueces Cnty), FR,
   Combined Fee Rev, Series 1997,
   8/15/1998                                         4.02           475,000           477,571
Cypress-Fairbanks Indpt School Dist,
   Texas (Harris Cnty), FR, Unltd Tax
   Ref, Series 1996, 2/1/1999                        3.65           300,000           302,628
Eagle Pass Indpt School Dist, Texas
   (Maverick Cnty), FR, School Bldg
   Unltd Tax, Series 1997, 8/15/1998                 3.81           700,000           703,734
Gainesville, Texas (Cooke Cnty), FR,
   Combination Tax & Wtrwks & Swr System
   Rev, Ctfs of Oblig, Series 1998,
   2/15/1999                                         3.84           215,000           215,000
Grapevine Indl Dev, Texas (American
   Airlines Proj), VR, Multiple Mode
   Rev, 1984, Series A-3, 12/1/2024~                 4.00           500,000           500,000
Houston, Texas, FR, Swr System Impt
   Rev, Series 1984, 10/1/2008~                      3.90           215,000           219,059
Lone Star Airport Impt Auth, Texas
   (American Airlines Proj), V/FRD,
   Multiple Mode Rev, 1984,
   Series A-3, 12/1/2014~                            4.00           600,000           600,000
   Series A-4, 12/1/2014~                            4.00           600,000           600,000
   Series B-2, 12/1/2014~                            4.00           100,000           100,000
Lumberton Indpt School Dist, Texas
   (Hardin Cnty), FR, Unltd Tax School
   Bldg, Series 1998, 11/15/1998                     3.66           200,000           203,288
North Richland Hills, Texas (Tarrant
   Cnty), FR, Gen Oblig, Series 1998,
   2/15/1999^                                        4.17           150,000           151,263
North Richland Hills, Texas (Tarrant
   Cnty), FR, Tax & Wtrwks & Swr System,
   Rev Ctfs of Oblig, Series 1998,
   2/15/1999^                                        4.02           190,000           191,324
Nueces River Auth, Texas (Reynolds
   Metals Proj), DATES, PCR Ref,
   Series 1985, 12/1/1999~                           4.00           300,000           300,000

Plano Indpt School Dist, Texas
   (Collin Cnty), VR, Unltd Tax School
   Bldg, Series 1997, 8/15/2017~                     3.55         1,000,000         1,000,000
Socorro Indpt School Dist, Texas
   (El Paso Cnty), FR, Unltd Tax Ref &
   School Bldg, Series 1986, 9/1/1998                3.86           200,000           201,790
Spring Indpt School Dist, Texas (Harris
   Cnty), FR, Unltd Tax Schoolhouse &
   Ref, Series 1998, 2/15/1999^                      3.80           275,000           275,000
Texas, FR, TRAN, Series 1997A, 8/31/1998             3.82         1,500,000         1,502,955
                                                                                -------------
                                                                                    9,329,069
                                                                                -------------
UTAH 0.92%
Tremonton City, Box Elder Cnty, Utah
   (La-Z-Boy Chair Proj), VRD, IDR,
   Series 1990, 6/1/2000~                            4.15           500,000           500,000
                                                                                -------------
WASHINGTON 2.13%
Spokane Cnty, Washington, FR, Swr Rev
   & Ref, Series 1994A, 12/1/1998                    3.60           155,000           155,304
Washington, FR, Gen Oblig, 6/1/2004~                 3.75           500,000           500,000
Washington, FR, Gen Oblig & Gen Oblig
   Ref, Series 1992A & AT-6, 2/1/1999                3.75           500,000           505,026
                                                                                -------------
                                                                                    1,160,330
                                                                                -------------
WISCONSIN 0.62%
Lake Geneva, Walworth Cnty, Wisconsin,
   FR, Gen Oblig Prom Notes, 9/1/1998                3.60           335,000           335,465
                                                                                -------------
TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $54,419,116#)                                                          $  54,419,116
                                                                                =============

U.S. GOVERNMENT MONEY Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency Obligations 100.00%
Freddie Mac
   6/1/1998                                          5.49     $  20,000,000     $  20,000,000
   6/15/1998                                         5.52         5,000,000         4,989,434
   6/26/1998                                         5.53        25,560,000        25,463,574
   6/30/1998                                         5.59        20,000,000        19,911,527
Student Loan Marketing Association,
   1/13/1999                                         5.37         5,000,000         5,000,000
                                                                                -------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $75,364,535#)                                                          $  75,364,535
                                                                                =============

The following abbreviations may be used in portfolio descriptions:
A/FR*   - Adjustable/Fixed Rate
ACES*   - Adjustable Convertible Extendable Securities
AR*     - Adjustable Rate
ARD*    - Adjustable Rate Demand RAN - Revenue Anticipation Notes
ATS*    - Adjustable Tender Securities
BAN     - Bond Anticipation Notes
DATES*  - Daily Adjustable Tax-Exempt Securities
FDR*    - Flexible Demand Revenue
F/FR    - Floating/Fixed Rate
FR      - Fixed Rate
FRD*    - Floating Rate Demand
GAN     - Grant Anticipation Notes
IDR     - Industrial Development Revenue
MAVRIC* - Multi-Mode and Variable Rate Investment Certificates
PCR     - Pollution Control Revenue
RAC     - Revenue Anticipation Certificates
RAN     - Revenue Anticipation Notes
TAN     - Tax Anticipation Notes
TEAMS*  - Tax-Exempt Adjustable Mode Securities
TECP    - Tax-Exempt Commercial Paper
TRAN    - Tax & Revenue Anticipation Notes
UPDATES*- Unit Priced Demand Tax-Exempt Securities
V/FRD*  - Variable/Fixed Rate Demand
VR*     - Variable Rate
VRD*    - Variable Rate Demand

*    Rate is subject to change. Rate shown reflects current rate.

~ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
#    Also represents cost for income tax purposes.
+    Security  has  been   designated  as  collateral  for   when-issued   (W/I)
     securities.
^    Security is a when-issued (W/I) security.

See Notes to Financial Statements


INVESCO Money Market Funds, Inc.
Statement of Assets and Liabilities
May 31, 1998


                                                 Cash           Tax-Free        U.S. Government
                                                Reserves          Money              Money
                                                 Fund             Fund               Fund
                                             ---------------------------------------------------

ASSETS
Investment Securities:
   At Cost                                   $720,813,098       $54,419,116       $75,364,535
                                             ===================================================
   At Value                                  $720,813,098       $54,419,116       $75,364,535
Cash                                                    0            36,851                 0
Receivables:
   Fund Shares Sold                            61,180,242         1,121,542         2,462,559
   Interest                                     1,871,007           471,086            35,930
Prepaid Expenses and Other Assets                 120,194            21,161            39,764
                                             ---------------------------------------------------
TOTAL ASSETS                                  783,984,541        56,069,756        77,902,788
                                             ---------------------------------------------------
LIABILITIES
Payables:
   Custodian                                    3,936,123                 0             2,865
   Distributions to Shareholders                   31,250             5,155             5,233
   Investment Securities Purchased                      0         1,205,463                 0
   Fund Shares Repurchased                     13,264,002            49,009         3,966,199
Accrued Expenses and Other Payables                82,997             9,005            10,208
                                             ---------------------------------------------------
TOTAL LIABILITIES                              17,314,372         1,268,632         3,984,505
                                             ---------------------------------------------------
Net Assets at Value*                         $766,670,169       $54,801,124       $73,918,283
                                             ===================================================
Shares Outstanding                            766,670,169        54,801,124        73,918,283
Net Asset Value, Offering
   and Redemption
   Price per Share                                  $1.00             $1.00             $1.00
                                             ===================================================

* The Fund has ten billion authorized shares of common stock, par value of $0.01 per share. Of such shares, five billion, one billion and one billion have been allocated to Cash Reserves, Tax-Free Money and U.S. Government Money Funds, respectively. Each Fund's paid-in capital was $766,670,169, $54,801,124 and $73,918,283, respectively.

See Notes to Financial Statements


INVESCO Money Market Funds, Inc.
Statement of Operations
Year Ended May 31, 1998

                                                     Cash          Tax-Free    U.S. Government
                                                 Reserves            Money          Money
                                                   Fund              Fund           Fund
                                              ------------------------------------------------

INVESTMENT INCOME
INTEREST INCOME                               $37,584,851        $1,796,622        $4,124,226
                                              ------------------------------------------------
EXPENSES
Investment Advisory Fees                        2,789,986           238,537           369,593
Transfer Agent Fees                             2,779,935           151,577           303,712
Administrative Fees                               109,499            17,156            21,088
Custodian Fees and Expenses                       108,920            11,626            15,472
Directors' Fees and Expenses                       46,407            11,816            13,262
Professional Fees and Expenses                     38,445            21,164            14,193
Registration Fees and Expenses                    141,985            38,653            74,678
Reports to Shareholders                           140,248             8,115            13,879
Other Expenses                                     21,143             9,491             3,215
                                              ------------------------------------------------
   TOTAL EXPENSES                               6,176,568           508,135           829,092
   Fees and Expenses Absorbed
   by Investment Adviser                        (140,835)         (144,423)         (187,969)
   Fees and Expenses Paid
   Indirectly                                    (15,441)           (3,761)           (3,642)
                                              ------------------------------------------------
   NET EXPENSES                                 6,020,292           359,951           637,481
                                              ------------------------------------------------
Net Investment Income and
   Net Increase in Net Assets
   from Operations                            $31,564,559        $1,436,671        $3,486,745
                                              ================================================

See Notes to Financial Statements


INVESCO Money Market Funds, Inc.
Statement of Changes in Net Assets
Year Ended May 31

                                            Cash Reserves                    Tax-Free                 U.S. Government
                                                Fund                        Money Fund                   Money Fund
                                 --------------------------------- ----------------------------  ------------------------------
                                        1998           1997           1998           1997           1998           1997

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned
   and Distributed to
   Shareholders                  $   31,564,559  $     33,561,267  $  1,436,671 $    1,618,005   $     3,486,745 $    3,851,426
                                 ================================= ============================  ==============================
FUND SHARE TRANSACTIONS
Proceeds from Sales of
   Shares                        $5,919,135,596  $ 5,620,288,150   $243,725,325 $  209,826,221   $ 1,190,183,900 $1,073,544,769
Reinvestment of Distributions        28,060,789       25,866,718      1,317,326      1,489,166         2,868,947      3,296,282
                                 -------------------------------   ----------------------------  ------------------------------
                                  5,947,196,385    5,646,154,868    245,042,651    211,315,387     1,193,052,847  1,076,841,051
Amounts Paid for Repurchases
   of Shares                    (5,842,174,016)  (5,571,784,092)   (237,818,652)  (215,386,841)   (1,185,586,043) 1,089,781,101)
                                 -------------------------------   ---------------------------- -------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS               105,022,369      74,370,776       7,223,999     (4,071,454)        7,466,804    (12,940,050)
NET ASSETS
Beginning of Period                 661,647,800     587,277,024      47,577,125      51,648,579       66,451,479     79,391,529
                                 ------------------------------    ----------------------------  ------------------------------
End of Period                    $  766,670,169  $  661,647,800    $ 54,801,124 $    47,577,125   $   73,918,283   $ 66,451,479
                                 ==============================    ============================   =============================
             -------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                       5,919,135,596   5,620,288,150     243,725,325     209,826,221    1,190,183,900  1,073,544,769
Shares Issued from Reinvestment
   of Distributions                  28,060,789      25,866,718       1,317,326       1,489,166        2,868,947      3,296,282
                                 -------------------------------   ----------------------------   ------------------------------
                                  5,947,196,385   5,646,154,868     245,042,651    211,315,387     1,193,052,847  1,076,841,051
Shares Repurchased               (5,842,174,016) (5,571,784,092)   (237,818,652)  (215,386,841)   (1,185,586,043)(1,089,781,101)
                                 -------------------------------    ---------------------------   ------------------------------
Net Increase (Decrease) in
   Fund Shares                      105,022,369      74,370,776       7,223,999     (4,071,454)        7,466,804    (12,940,050)
                                 ===============================   ============================   ==============================


See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund. The investment objectives are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.
B. WHEN-ISSUED SECURITIES - When-issued securities held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
D. FEDERAL AND STATE TAXES - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Free Money Fund for the year ended May 31, 1998, 100.00% were exempt from federal income taxes.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.
F. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
       Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets;
reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.
     In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund were made by ITC. Fees for such sub-advisory services were paid by IFG. Effective February 4, 1998, such responsibilities were transferred to IFG.
     In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG receives a transfer agent fee at an annual rate of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
     IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by each Fund.
NOTE 3 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement. As of July 1, 1998, benefits will be based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.
     Pension expenses for the year ended May 31, 1998, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                 Unfunded
                                                  Pension        Accrued             Pension
Fund                                             Expenses     Pension Costs         Liability
---------------------------------------------------------------------------------------------

Cash Reserves Fund                                $11,446           $34,317           $75,642
Tax-Free Money Fund                                   881             3,280             7,060
U.S. Government Money Fund                          1,365             3,544             8,135


INVESCO Money Market Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                                                                   Year Ended May 31
                                                        -------------------------------------------------------------------
                                                           1998           1997           1996           1995           1994

                                                       Cash Reserves Fund

PER SHARE DATA
Net Asset Value-- Beginning of Period                  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       --------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                             0.05           0.05           0.05           0.05           0.03
Net Asset Value-- End of Period                        $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ====================================================================

TOTAL RETURN                                              4.82%          4.69%          5.01%          4.76%          2.58%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                                      $766,670       $661,648       $587,277       $644,341       $747,551
Ratio of Expenses to Average
   Net Assets#                                            0.91%@         0.86%@         0.87%@         0.75%          0.81%
Ratio of Net Investment Income
   to Average Net Assets#                                 4.76%          4.62%          4.86%          4.65%          2.61%


# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%, 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 4.74%, 4.56%, 4.81% and 4.55%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.


INVESCO Money Market Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                                                                   Year Ended May 31
                                                        -------------------------------------------------------------------
                                                           1998           1997           1996           1995           1994

                                                        Tax-Free Money Fund
Net Asset Value-- Beginning of Period                   $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                        -------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                             0.03           0.03           0.03           0.03           0.02
                                                        -------------------------------------------------------------------
Net Asset Value-- End of Period                         $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                        ===================================================================

TOTAL RETURN                                              3.03%          2.90%          3.08%          2.86%          1.84%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                                       $54,801        $47,577        $51,649        $58,780        $84,521
Ratio of Expenses to Average
   Net Assets#                                            0.76%@         0.76%@         0.77%@         0.75%          0.75%
Ratio of Net Investment Income to
   Average Net Assets#                                    3.01%          2.86%          3.03%          2.77%          1.83%

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the years ended May 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06%, 1.01%, 1.05%, 1.00% and 1.00%, respectively, and ratio if net investment income to average net assets would have been 2.71%, 2.61%, 2.75%, 2.52% and 1.58%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.





INVESCO Money Market Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                                                                   Year Ended May 31
                                                        -------------------------------------------------------------------
                                                           1998           1997           1996           1995           1994

                                                        U.S. Government Money Fund


PER SHARE DATA
Net Asset Value-- Beginning of Period                   $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                        -------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                             0.05           0.04           0.05           0.05           0.03
                                                        -------------------------------------------------------------------
Net Asset Value-- End of Period                         $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                        ===================================================================

TOTAL RETURN                                              4.74%          4.57%          4.90%          4.66%          2.56%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                                       $73,918        $66,451        $79,392        $60,843        $73,912
Ratio of Expenses to Average
   Net Assets#                                            0.87%@         0.86%@         0.87%@         0.75%          0.75%
Ratio of Net Investment Income to
   Average Net Assets#                                    4.72%          4.51%          4.78%          4.55%          2.60%

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.12%, 1.06%, 1.05%, 1.10% and 1.00%, respectively, and ratio of net investment income to average net assets would have been 4.47%, 4.31%, 4.59%, 4.20% and 2.35%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.





Report of Independent Accountants


To the Board of Directors and Shareholders of INVESCO Money Market Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects. the financial position of Cash Reserves Fund, Tax-Free Money Fund, and U.S. Government Money Fund (constituting INVESCO Money Market Funds, Inc., hereafter referred to as the "Fund") at May 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP

Denver, Colorado
June 30, 1998

INVESCO FUNDS

INVESCO Distributors, Inc.,(SM)
Distributor
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.




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